Retirement Plans and Postretirement Costs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014 Pension and SERP Benefits	Jun. 30, 2013 Pension and SERP Benefits	Jul. 01, 2012 Pension and SERP Benefits	Jun. 29, 2014 Postretirement Benefits	Jun. 30, 2013 Postretirement Benefits	Jul. 01, 2012 Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost				$ 217	$ 216	$ 150	$ 15	$ 15	$ 11
Interest cost				4,407	4,447	4,784	157	181	227
Expected return on plan assets				(6,442)	(6,126)	(6,411)
Amortization of prior service cost (credit)				12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss				2,665	4,453	2,414	847	898	673
Loss on settlement of pension obligation			2,144		2,144
Net periodic benefit cost				859	5,146	949	255	330	147
Benefit Obligations:
Benefit Obligations, Discount rate				4.39%	5.02%		4.39%	5.02%
Benefit Obligations, Rate of compensation increases - SERP				3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate				5.02%	4.56%		5.02%	4.56%
Net Periodic Benefit Cost, Expected return on plan assets	6.50%	7.50%		7.50%	7.50%
Net Periodic Benefit Cost, Rate of compensation increases - SERP				3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year				89,915	103,383		3,540	4,475
Service cost				217	216	150	15	15	11
Interest cost				4,407	4,447	4,784	157	181	227
Plan Amendments				(3)
Actuarial (gain) loss				7,030	(8,381)		(112)	239
Benefits paid				(4,121)	(9,750)		(671)	(1,370)
Benefit obligation at end of year				97,445	89,915	103,383	2,929	3,540	4,475
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	104,340	90,434		90,434	79,517
Actual return on plan assets				14,021	11,914
Employer contribution				4,006	8,753		671	1,370
Benefits paid				(4,121)	(9,750)		(671)	(1,370)
Fair value of plan assets at end of year		104,340	90,434	104,340	90,434	79,517
Funded status – prepaid (accrued) benefit obligations				6,895	519		(2,929)	(3,540)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets				8,768	1,983
Accrued payroll and benefits (current liabilities)				(254)			(706)	(823)
Accrued benefit obligations (long-term liabilities)				(1,619)	(1,464)		(2,223)	(2,717)
Net amount recognized				6,895	519		(2,929)	(3,540)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost				859	5,146	949	255	330	147
Net actuarial (gain) loss				(550)	(14,170)		(112)	238
Prior service cost				(3)
Amortization of prior service (cost) credits				(12)	(12)		764	764
Amortization of unrecognized net loss				(2,665)	(6,597)		(847)	(898)
Total recognized in other comprehensive income, before tax				(3,230)	(20,779)		(195)	104
Total recognized in net periodic benefit cost and other comprehensive income				$ (2,371)	$ (15,633)		$ 60	$ 434